Pension and Postretirement Benefits - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	$ 613,067	$ 574,356
Cash and Cash Equivalents, Equity Securities, Fixed Income
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	501,981	477,202
Cash and Cash Equivalents, Equity Securities, Fixed Income | Level 1
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	72,456	87,937
Cash and Cash Equivalents, Equity Securities, Fixed Income | Level 2
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	418,345	375,922
Cash and Cash Equivalents, Equity Securities, Fixed Income | Level 3
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	11,180	13,343
Cash and cash equivalents
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	7,698	16,973
Cash and cash equivalents | Level 1
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	7,698	16,973
Common Stock, net of Treasury Stock
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	97	12,869
Common Stock, net of Treasury Stock | Level 1
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	97	12,869
Domestic equity mutual funds
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	12,560	9,556
Domestic equity mutual funds | Level 1
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	12,560	9,556
International equity mutual funds
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	52,101	48,539
International equity mutual funds | Level 1
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	52,101	48,539
U.S. large cap collective funds
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	112,411	96,518
U.S. large cap collective funds | Level 2
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	112,411	96,518
Corporate bonds and notes
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	229,275	201,241
Corporate bonds and notes | Level 2
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	229,275	201,241
U.S. Government securities
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	76,659	78,163
U.S. Government securities | Level 2
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	76,659	78,163
Limited partnership investments
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	11,180	13,343
Limited partnership investments | Level 3
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	11,180	13,343
Fixed income funds
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	37,976	34,897
Equity funds
Pension Plan and Post-Retirement Benefits
Fair value of plan assets	$ 73,110	$ 62,257